Taxation - Reconciliation of Differences Between PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of overseas tax-exempt entities	(15.50%)	(59.40%)	(13.70%)
Effect of tax holidays	(3.10%)	16.90%	6.30%
Effect of lower tax rate entities	(0.10%)	(0.20%)	(0.50%)
Permanent book-tax differences	(0.50%)	1.60%	(17.10%)
Changes in valuation allowance	(4.30%)	(0.70%)	(33.10%)
Change of tax rate	(3.00%)	(0.70%)
Withholding tax	(0.30%)	(0.20%)
Effective tax rate	(1.80%)	(17.70%)	(33.10%)